CONVERTIBLE NOTE PAYABLE, RELATED PARTY (Details Narrative) - USD ($)						1 Months Ended		12 Months Ended
	Aug. 31, 2023	Mar. 24, 2023	Sep. 15, 2022	Jun. 15, 2022	Apr. 05, 2021	Mar. 31, 2023	Apr. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2023	Jun. 30, 2023	Feb. 28, 2023	Aug. 11, 2022
Related Party Transaction [Line Items]
Convertible notes payable						$ 27,000,000		$ 27,000,000	$ 30,050,000
Exercise price						$ 0.0001	$ 0.20	$ 0.0001				$ 0.001
Membership interest in 1044Pro						8.00%		8.00%		8.00%
Loan amount											$ 27,000,000.0		$ 10,000,000
Other Loans Payable						$ 1,500,000		$ 1,500,000
Preferred Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001	$ 0.0001
Payments for Loans								$ 418,323
Advancing Promissory Note [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares			818,181,819	818,181,819
Exercise price			$ 0.033	$ 0.033
Origination fee			$ 270,000
Membership interest in 1044Pro			8.00%	8.00%
Loan amount			$ 27,000,000.0	$ 27,000,000.0
Debt conversion, shares converted			818,181,819	818,181,819
Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares			150,000,000	150,000,000
Exercise price			$ 0.22	$ 0.22
Loan amount			$ 30,000,000.0	$ 30,000,000.0
Two Thousand And Twenty Two Note [Member]
Related Party Transaction [Line Items]
Loan amount											641,790
Accrued interest											$ 546,000
Securities Exchange And Amendment Agreement [Member]
Related Party Transaction [Line Items]
Deemed dividend						$ 10,700,000
Debt Exchange Agreement [Member] | Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Loan amount	$ 26,169,367
Other Loans Payable	$ 27,000,000
Common stock issued to settle management fees payable, shares	26,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Payments for Loans	$ 27,000,000.0
Dividends rate	25.00%
Decentralized Sharing Systems Inc [Member]
Related Party Transaction [Line Items]
Deemed dividend		$ 10,700,000
Decentralized Sharing Systems Inc [Member] | Security Purchase Agreement [Member]
Related Party Transaction [Line Items]
Convertible notes payable					$ 30,000,000.0		$ 30,000,000.0
Warrants to purchase shares					150,000,000		150,000,000
Exercise price					$ 0.22
Loan to company					$ 30,000,000.0		$ 30,000,000.0
Origination fee					$ 3,000,000.0		$ 3,000,000.0
Conversion rate					$ 0.20		$ 0.20
Membership interest in 1044Pro					8.00%
Deemed dividend									$ 1,080,000